Share-Based Compensation	12 Months Ended
Jan. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

NOTE 10 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 95,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 2,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 962,500 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2016 and 2015 are 13,000,000 and 12,500,000, respectively. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2016 and 2015 are 50,000 and 50,000, respectively. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2016 and 2015 are 127,626 and 127,626, respectively.

In September 2013, there were 7,423,624 stock options granted at an exercise price of $0.0257 per share, exercisable until September 5, 2023 with a fair value net of forfeitures at grant date of $210,300. The options granted were 100% vested for directors and shall vest in 25% immediately and 25% over four years increments on a yearly basis over the next four years for employees. In order to calculate the fair value of stock options at the date of grant, we use the Black-Scholes option pricing model. The volatility used was based on our historical volatility. The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Remaining stock option expense to be recognized in future periods related to the award is $18,224 as of January 31, 2016.

The following tables summarize the Company’s stock option activity during the years ended January 31, 2016 and 2015. Incentive stock options to employees and directors outstanding at January 31, 2016 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2014	85,476,124	$0.047		$-

Granted	-	-
Cancelled	(54,750)	6.710
Exercised	-	-
Outstanding, January 31, 2015	85,421,374	$0.042		$-

Granted	-	-
Cancelled	-	-
Exercised	-	-
Outstanding, January 31, 2016	85,421,374	$0.042	4.81	$-

Exercisable, January 31, 2016	84,951,211	$0.042	4.79	$-

In December 2015, the board of directors approved a five-year extension of 77,500,000 options expiring on August 16, 2015 to an extended expiration date of August 16, 2020. This modification resulted in a charge of $29,067 to share based compensation for the year ended January 31, 2016, representing the fair value of option extension. The options are held by four directors. The options cancelled during the year ended January 31, 2015 were a result of the options expiring. The aggregate intrinsic value is calculated based on the stock price of $0.0019 and $0.0086 per share as of January 31, 2016 and 2015, respectively.

We estimate the fair value of option awards on the grant date using the Black-Scholes valuation model. The Company uses historical volatility, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term, as its method to estimate expected volatility. The Company used the following assumptions to estimate the fair value of stock option grants to employees and non-employees:

		Expected		Risk-free
	Expected	dividend	Expected	interest	Forfeiture
Grant date	volatility	yield	term	rate	rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%
September 5, 2013	221%	0%	6.25 years	2.15%	20%

Share-based compensation expense is reported in our statement of operations as follows:

	January 31, 2016	January 31, 2015
Geological and geophysical costs	$4,728	$4,728
Salaries and benefits	33,795	4,728
Investor relations	1,776	1,776
General and administrative	-	-
	$40,299	$11,232

At January 31, 2016 there is $18,224 of unrecognized share-based compensation for all share-based awards outstanding with a weighted average remaining period for amortization of 1.8 years.

Non-qualified stock options to non-employee consultants and vendors outstanding as of January 31, 2016 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2014	903,500	$0.376		$-
Granted	-	-
Expired	(40,000)	1.678
Outstanding, January 31, 2015	863,500	$0.316		$-
Granted	-	-
Expired	(500,000)	0.038
Outstanding, January 31, 2016	363,500	$0.697	2.23	$-

Exercisable, January 31, 2016	363,500	$0.697	2.23	$-

The aggregate intrinsic value is calculated based on the stock price of $.0019 and $0.0086 per share for the years ended January 31, 2016 and 2015, respectively.

At January 31, 2016 there were 363,500 non-qualified stock options outstanding with a weighted average exercise price of $0.697 per option; of those options 363,500 are exercisable. At January 31, 2016 there were 85,421,374 incentive stock options outstanding with a weighted average exercise price of $0.042 per option; of those options 84,951,211 are exercisable with a weighted average exercise price of $0.042.

During the years ended January 31, 2016 and 2015 we recognized $40,299 and $11,232  of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.